SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other current assets:
Prepaid rent		$ 39,021,000	$ 37,839,000
Income taxes receivable		3,029,000	3,871,000
Prepaid insurance and other		16,512,000	18,578,000
Merchandise inventory		10,516,000	10,645,000
Other		15,265,000	9,891,000
Other current assets, total	86,767,000	84,343,000	80,824,000
Other long-term assets:
Investments in real estate		11,300,000	10,733,000
Deferred financing costs		13,129,000	7,841,000
Investments in equity method investees		332,440,000	327,910,000
Computer software		38,619,000	39,237,000
Investment in RealD Inc. common stock		14,429,000	10,442,000
Other		7,687,000	6,341,000
Other long-term assets, total	419,100,000	417,604,000	402,504,000
Accrued expenses and other liabilities:
Taxes other than income		47,988,000	46,251,000
Interest		13,649,000	9,783,000
Payroll and vacation		10,901,000	21,697,000
Current portion of casualty claims and premiums		9,211,000	10,030,000
Accrued bonus		16,771,000	36,916,000
Theatre and other closure		7,709,000	6,405,000
Accrued licensing and percentage rent		14,399,000	19,241,000
Current portion of pension and other benefits liabilities		781,000	766,000
Other		14,853,000	19,831,000
Accrued expenses and other liabilities, total	136,459,000	136,262,000	170,920,000
Other long-term liabilities:
Unfavorable lease obligations		165,073,000	194,233,000
Deferred rent		120,184,000	55,272,000
Pension and other benefits		48,436,000	30,177,000
RealD deferred lease incentive		16,047,000	18,635,000
Casualty claims and premiums		10,327,000	9,525,000
Theatre and other closure		45,126,000	48,758,000
Other		14,524,000	14,346,000
Other long-term liabilities, total	419,610,000	419,717,000	370,946,000
AMCE
Other long-term assets:
Other long-term assets, total	12,435,000	13,129,000
Accrued expenses and other liabilities:
Accrued expenses and other liabilities, total	$ 15,281,000	$ 6,102,000